Net borrowings - Net borrowings by currency (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	£ 3,323	£ 932	£ 874
Gross borrowings	(16,569)	(12,209)
US dollar
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	2,649	88
Gross borrowings	(6,300)	525
Euro
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	57	70
Gross borrowings	(3,119)	(2,910)
United Kingdom, Pounds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	19	40
Gross borrowings	(6,233)	(9,308)
India, Rupees
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	13	23
Gross borrowings	(253)	(247)
Kenya, Shillings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	28	79
Gross borrowings	(351)	(223)
Hungary, Forint
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	3	4
Gross borrowings	(239)	157
Mexico, Pesos
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	16	16
Gross borrowings	(104)	(78)
South Africa, Rand
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	1	23
Gross borrowings	(23)	(35)
China, Yuan Renminbi
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	207	249
Gross borrowings	(1)	9
Other Currencies [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	330	340
Gross borrowings	£ 54	£ (99)